UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-54
                                   -----------


                           AXP INVESTMENT SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:   12/31
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

                      AXP(R) DIVERSIFIED EQUITY INCOME FUND

                           A FEEDER FUND INVESTING IN

                             EQUITY INCOME PORTFOLIO

                       PORTFOLIO HOLDINGS AT DEC. 31, 2004

Investments in Securities

AXP Diversified Equity Income Fund

Dec. 31, 2004

(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.0%)
Goodrich                                      819,650              $26,753,376
Honeywell Intl                              1,051,100               37,219,451
Rockwell Automation                           441,000               21,851,550
United Technologies                           370,900               38,332,515
Total                                                              124,156,892

Airlines (0.7%)
AMR                                         2,086,500(b,d)          22,847,175
Northwest Airlines                            612,900(b,d)           6,698,997
Total                                                               29,546,172

Automotive & related (0.8%)
Eaton                                         459,400               33,242,184

Banks and savings & loans (2.7%)
Bank of America                             1,343,568               63,134,260
Washington Mutual                             475,300               20,095,684
Wells Fargo & Co                              430,200               26,736,930
Total                                                              109,966,874

Beverages & tobacco (1.4%)
Altria Group                                  934,800               57,116,280

Broker dealers (2.4%)
JPMorgan Chase & Co                           777,508               30,330,587
Lehman Brothers Holdings                      144,100               12,605,868
Merrill Lynch & Co                            465,500               27,822,935
Morgan Stanley                                485,100               26,932,752
Total                                                               97,692,142

Building materials & construction (1.7%)
CEMEX ADR                                     745,933(c)            27,159,421
Hanson ADR                                    979,700(c)            42,058,521
Total                                                               69,217,942

Chemicals (2.7%)
Air Products & Chemicals                      126,900                7,356,393
Compass Minerals Intl                         640,600               15,521,738
Dow Chemical                                  876,800               43,410,368
Eastman Chemical                              146,700                8,468,991
EI du Pont de Nemours & Co                    701,400(d)            34,403,670
Total                                                              109,161,160

Computer hardware (0.2%)
Hewlett-Packard                               452,100                9,480,537

Computer software & services (1.5%)
Electronic Data Systems                     1,595,800               36,862,980
Microsoft                                     845,900               22,593,989
Total                                                               59,456,969

Energy (10.4%)
BP ADR                                        236,800(c)            13,829,120
Burlington Resources                          198,200                8,621,700
ChevronTexaco                               1,216,200               63,862,662
ConocoPhillips                                312,600               27,143,058
Exxon Mobil                                 1,215,200               62,291,152
Kerr-McGee                                    779,700               45,058,863
Marathon Oil                                1,150,200               43,259,022
Petroleo Brasileiro ADR                     1,396,900(c)            55,568,682
Repsol ADR                                    758,900(c)            19,807,290
Total ADR                                     474,800(c)            52,152,032
Unocal                                        761,700               32,935,908
Total                                                              424,529,489

Energy equipment & services (7.0%)
Baker Hughes                                1,355,000               57,817,850
Halliburton                                 1,755,600               68,889,744
McDermott Intl                              2,538,100(b)            46,599,516
Schlumberger                                  869,200               58,192,940
Tidewater                                   1,537,000               54,732,570
Total                                                              286,232,620

Engineering & construction (0.7%)
Fluor                                         543,500               29,626,185

Environmental services (0.6%)
Waste Management                              759,100               22,727,454

Finance companies (2.8%)
Citigroup                                   2,386,800              114,996,024

Financial services (3.4%)
Capital One Financial                         307,700               25,911,417
Fannie Mae                                  1,354,600               96,461,066
MBNA                                          625,600               17,635,664
Total                                                              140,008,147

Food (0.7%)
Archer-Daniels-Midland                      1,239,600               27,655,476

Furniture & appliances (1.4%)
Stanley Works                                 384,600               18,841,554
Whirlpool                                     543,100(d)            37,587,951
Total                                                               56,429,505

Health care products (1.7%)
Bristol-Myers Squibb                          639,000(d)            16,371,180
Merck & Co                                    826,300               26,557,282
Pfizer                                        527,600               14,187,164
Wyeth                                         334,800               14,259,132
Total                                                               71,374,758

Health care services (4.1%)
PacifiCare Health Systems                   2,568,300(b)           145,160,316
Tenet Healthcare                            2,091,100(b)            22,960,278
Total                                                              168,120,594

See accompanying notes to investments in securities.

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1 -- AXP DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT
     DEC. 31, 2004

Issuer                                        Shares                  Value(a)

Industrial transportation (1.9%)
Burlington Northern Santa Fe                  949,500              $44,920,845
Union Pacific                                 472,400               31,768,900
Total                                                               76,689,745

Insurance (12.5%)
ACE                                         1,490,800(c)            63,731,700
Aon                                         1,238,800               29,557,768
CIGNA                                         176,500               14,397,105
Hartford Financial Services
  Group                                       190,400               13,196,624
Jefferson-Pilot                               472,000               24,525,120
Lincoln Natl                                  472,000               22,032,960
Loews                                         669,700               47,079,910
Marsh & McLennan
  Companies                                   940,200               30,932,580
Safeco                                        717,200               37,466,528
St. Paul Travelers
  Companies                                 2,222,720               82,396,230
Torchmark                                     466,600               26,661,524
UnumProvident                                 336,500                6,036,810
XL Capital Cl A                             1,438,625(c)           111,709,231
Total                                                              509,724,090

Leisure time & entertainment (1.9%)
Blockbuster Cl A                              708,300(d)             6,757,182
Eastman Kodak                                 580,200               18,711,450
Royal Caribbean Cruises                       978,700(d)            53,280,428
Total                                                               78,749,060

Machinery (7.1%)
Caterpillar                                 1,584,500              154,504,595
Ingersoll-Rand Cl A                           908,600(c)            72,960,580
Parker Hannifin                               503,100               38,104,794
Tomkins ADR                                 1,250,500(c)            24,747,395
Total                                                              290,317,364

Media (1.0%)
Cendant                                       533,000               12,461,540
RR Donnelley & Sons                           769,000               27,138,010
Total                                                               39,599,550

Metals (0.7%)
Alcoa                                         872,400               27,410,808

Multi-industry (8.9%)
Cooper Inds Cl A                              302,500               20,536,725
Crane                                         846,000               24,398,640
Diebold                                       154,500                8,610,285
Dover                                         267,400               11,214,756
General Electric                            2,849,900              104,021,350
Martin Marietta Materials                     274,100               14,708,206
Monsanto                                      977,500               54,300,125
Pentair                                       518,100               22,568,436
Pitney Bowes                                  263,400               12,190,152
Textron                                       690,500               50,958,900
YORK Intl                                   1,181,900               40,822,826
Total                                                              364,330,401

Paper & packaging (2.4%)
Abitibi-Consolidated                        2,132,000(c)            14,753,440
Intl Paper                                  1,081,900               45,439,800
MeadWestvaco                                  364,100               12,339,349
Rayonier                                      164,700                8,055,477
Weyerhaeuser                                  250,100               16,811,722
Total                                                               97,399,788

Precious metals (0.1%)
Freeport-McMoRan
  Copper & Gold Cl B                          116,500                4,453,795

Real estate investment trust (1.7%)
Crescent Real Estate
  Equities                                  2,767,000               50,525,420
Starwood Hotels & Resorts
  Worldwide                                   301,000               17,578,400
Total                                                               68,103,820

Retail -- general (0.3%)
JC Penney                                     276,700               11,455,380

Utilities -- electric (0.2%)
FirstEnergy                                    85,800                3,389,958
Pinnacle West Capital                          81,200                3,606,092
Total                                                                6,996,050

Utilities -- natural gas (0.9%)
NiSource                                    1,621,300               36,933,214

Utilities -- telephone (9.1%)
AT&T                                        2,841,300               54,155,178
BellSouth                                   2,025,500(d)            56,288,645
BT Group                                   10,517,000(c)            40,954,757
MCI                                         1,019,500               20,553,120
SBC Communications                          2,340,900               60,324,993
Sprint                                        704,900               17,516,765
Telefonos de Mexico ADR
  Cl L                                      1,878,800(c)            71,995,616
Verizon Communications                      1,265,700(d)            51,273,507
Total                                                              373,062,581

Total common stocks
(Cost: $3,101,948,573)                                          $4,025,963,050

Preferred stocks 0.9%)
Issuer                                        Shares                  Value(a)

Schering-Plough
  6.00% Cv                                    268,200              $15,003,912
UnumProvident
  8.25% Cv                                    400,000               14,539,200
Xerox
  6.25% Cv                                     40,150                5,934,572

Total preferred stocks
(Cost: $27,425,000)                                                $35,477,684

Bond (0.1%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount
Calpine
  Sr Nts
  02-15-11                8.50%            $6,000,000(d)            $4,575,000

Total bond
(Cost: $5,076,149)                                                  $4,575,000

Short-term securities (3.6%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (2.9%)
Federal Natl Mtge Assn Disc Nts
  01-12-05                2.14%            $5,200,000               $5,196,291
  01-14-05                2.14             34,100,000               34,071,621
  02-07-05                2.24             13,900,000               13,867,244
  02-10-05                2.22             20,000,000               19,949,550
  02-11-05                2.31             28,500,000               28,423,525
  03-02-05                2.23             15,000,000               14,943,450
Total                                                              116,451,681

Commercial paper (0.7%)
ABN Amro North America Finance
  01-10-05                2.30             15,000,000               14,990,417
Harrier Finance Funding LLC
  02-14-05                2.31              2,800,000                2,791,944
UBS Finance/Delaware LLC
  01-03-05                2.23             10,700,000               10,698,012
Total                                                               28,480,373

Total short-term securities
(Cost: $144,936,203)                                              $144,932,054

Total investments in securities
(Cost: $3,279,385,925)(f)                                       $4,210,947,788

See accompanying notes to investments in securities.

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2 -- AXP DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT
     DEC. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Dec. 31, 2004, the value of foreign securities represented 15.0% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.8% of net assets. 0.8% of net assets is the Portfolio's cash equivalent position.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $3,279,386,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $961,036,000
      Unrealized depreciation                                      (29,474,000)
                                                                   -----------
      Net unrealized appreciation                                 $931,562,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT
     DEC. 31, 2004

                                                              S-6475-80 A (2/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                            AXP(R) MID CAP VALUE FUND

                                AT DEC. 31, 2004

Investments in Securities

AXP Mid Cap Value Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.5%)
Goodrich                                      147,600               $4,817,664
Rockwell Automation                           103,500                5,128,425
Total                                                                9,946,089

Airlines (1.0%)
AMR                                           359,800(b,d)           3,939,810
Continental Airlines Cl B                      55,050(b)               745,377
Northwest Airlines                            149,200(b)             1,630,756
Total                                                                6,315,943

Automotive & related (2.4%)
AO Smith                                       49,800                1,491,012
Cummins                                        80,000                6,703,200
Eaton                                          40,600                2,937,816
Johnson Controls                               37,800                2,398,032
Lear                                           31,110                1,898,021
Total                                                               15,428,081

Banks and savings & loans (2.3%)
AmSouth Bancorporation                        214,300                5,550,370
Comerica                                       94,100                5,741,982
Hibernia Cl A                                 122,500                3,614,975
Total                                                               14,907,327

Beverages & tobacco (0.7%)
Reynolds American                              57,000                4,480,200

Broker dealers (1.2%)
Bear Stearns Companies                         74,950                7,668,135

Building materials & construction (1.6%)
American Standard  Companies                   94,100(b)             3,888,212
CEMEX ADR                                     181,500(c)             6,608,415
Total                                                               10,496,627

Chemicals (5.4%)
Agrium                                        135,000(c)             2,274,750
Air Products & Chemicals                       42,100                2,440,537
Compass Minerals Intl                         149,650                3,626,020
Eastman Chemical                              164,300                9,485,039
Great Lakes Chemical                           86,700                2,470,083
Imperial Chemical Inds ADR                    172,500(c)             3,179,175
Lubrizol                                       89,200                3,287,912
Mosaic                                        162,900(b,d)           2,658,528
PPG Inds                                       83,450                5,687,952
Total                                                               35,109,996

Computer software & services (2.3%)
BMC Software                                  199,800(b)             3,716,280
Computer Sciences                              63,600(b)             3,585,132
Electronic Data Systems                       316,700                7,315,770
Total                                                               14,617,182

Electronics (1.1%)
Agilent Technologies                           93,900(b)             2,262,990
Micron Technology                              64,100(b)               791,635
Natl Semiconductor                            110,500                1,983,475
Solectron                                     386,500(b)             2,060,045
Total                                                                7,098,145

Energy (5.5%)
Amerada Hess                                   16,650                1,371,627
Kerr-McGee                                    101,650                5,874,354
Pioneer Natural Resources                     291,000               10,214,100
Suncor Energy                                 344,100(c)            12,181,140
Sunoco                                         55,600                4,543,076
Unocal                                         36,400                1,573,936
Total                                                               35,758,233

Energy equipment & services (7.5%)
BJ Services                                   117,200                5,454,488
Cooper Cameron                                125,100(b)             6,731,631
GlobalSantaFe                                 303,100               10,035,640
McDermott Intl                                193,300(b)             3,548,988
Nabors Inds                                   107,000(b,c)           5,488,030
Smith Intl                                     89,200(b)             4,853,372
Transocean                                    174,200(b)             7,384,338
Weatherford Intl                               93,600(b)             4,801,680
Total                                                               48,298,167

Engineering & construction (1.0%)
Fluor                                         123,600                6,737,436

Financial services (2.2%)
Capital One Financial                          71,900                6,054,699
Metris Companies                              648,500(b)             8,268,375
Total                                                               14,323,074

Food (2.5%)
Archer-Daniels-Midland                        442,600                9,874,406
Tyson Foods Cl A                              347,700                6,397,680
Total                                                               16,272,086

Furniture & appliances (2.1%)
Black & Decker                                 34,300                3,029,719
Mohawk Inds                                    19,200(b)             1,752,000
Stanley Works                                  90,400                4,428,696
Whirlpool                                      63,100                4,367,151
Total                                                               13,577,566

Health care services (5.1%)
PacifiCare Health Systems                     407,600(b)            23,037,552
Service Corp Intl                             475,000(b)             3,538,750
Tenet Healthcare                              584,200(b)             6,414,516
Total                                                               32,990,818

See accompanying notes to investments in securities.

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1   --   AXP MID CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Home building (0.9%)
Centex                                         31,200               $1,858,896
DR Horton                                      35,150                1,416,897
KB HOME                                         6,350                  662,940
Lennar Cl A                                    33,050                1,873,274
Total                                                                5,812,007

Household products (0.5%)
Clorox                                         57,500                3,388,475

Industrial transportation (1.5%)
CSX                                           113,500                4,549,080
Norfolk Southern                              151,300                5,475,547
Total                                                               10,024,627

Insurance (12.4%)
ACE                                           349,200(c)            14,928,300
Aon                                           509,100               12,147,126
Bristol West Holdings                         194,200                3,884,000
CIGNA                                          29,100                2,373,687
Everest Re Group                               54,400(c)             4,872,064
Jefferson-Pilot                                29,100                1,512,036
Lincoln Natl                                   50,950                2,378,346
Loews                                         129,300                9,089,790
Torchmark                                      55,300                3,159,842
UnumProvident                                  49,900                  895,206
Willis Group Holdings                         121,400(c)             4,998,038
XL Capital Cl A                               252,100(c)            19,575,564
Total                                                               79,813,999

Leisure time & entertainment (2.2%)
Blockbuster Cl A                              103,900                  991,206
Eastman Kodak                                 150,800                4,863,300
Hasbro                                        155,000                3,003,900
Royal Caribbean Cruises                        95,400(d)             5,193,576
Total                                                               14,051,982

Lodging & gaming (0.6%)
Starwood Hotels & Resorts
  Worldwide                                    68,900                4,023,760

Machinery (1.9%)
Ingersoll-Rand Cl A                           112,700(c)             9,049,810
Manitowoc                                      81,100                3,053,415
Total                                                               12,103,225

Media (2.2%)
Dex Media                                     102,100                2,548,416
Dun & Bradstreet                               39,500(b)             2,356,175
Interpublic Group of  Companies               367,500(b)             4,924,500
RR Donnelley & Sons                           134,100                4,732,389
Total                                                               14,561,480

Metals (1.0%)
Phelps Dodge                                   66,700                6,597,964

Multi-industry (6.1%)
Cooper Inds Cl A                               65,700                4,460,373
Crane                                          67,000                1,932,280
Diebold                                        79,800                4,447,254
Dover                                         195,500                8,199,269
Monsanto                                       96,300                5,349,465
Pitney Bowes                                   68,650                3,177,122
Ritchie Bros Auctioneers                       83,500(c)             2,760,510
Textron                                        58,925                4,348,665
YORK Intl                                     143,100                4,942,674
Total                                                               39,617,612

Paper & packaging (3.9%)
Abitibi-Consolidated                          180,250(c)             1,247,330
Bowater                                       161,900                7,118,743
Georgia-Pacific                                60,500                2,267,540
MeadWestvaco                                  127,600                4,324,364
Rayonier                                      146,000                7,140,860
Temple-Inland                                  46,700                3,194,280
Total                                                               25,293,117

Precious metals (1.0%)
Freeport-McMoRan
  Copper & Gold Cl B                          165,600                6,330,888

Real estate investment trust (2.6%)
Boston Properties                              30,300                1,959,501
Crescent Real Estate Equities                 367,400                6,708,724
Equity Residential                            223,200                8,075,376
Total                                                               16,743,601

Retail -- general (2.9%)
AutoZone                                       24,400(b)             2,227,964
Federated Dept Stores                          39,700                2,294,263
JC Penney                                      79,900                3,307,860
May Dept Stores                                99,400                2,922,360
Pier 1 Imports                                123,900                2,440,830
Toys "R" Us                                   270,900(b)             5,545,323
Total                                                               18,738,600

Telecom equipment & services (0.1%)
Tellabs                                        98,900(b)               849,551

Textiles & apparel (1.6%)
Liz Claiborne                                 166,550                7,030,076
VF                                             56,200                3,112,356
Total                                                               10,142,432

Utilities -- electric (5.8%)
Consolidated Edison                            74,800                3,272,500
Constellation Energy Group                     53,200                2,325,372
DTE Energy                                     93,800                4,045,594
Energy East                                   301,700                8,049,356
FirstEnergy                                   100,700                3,978,657
Pinnacle West Capital                          65,500                2,908,855
Public Service Enterprise  Group              224,400               11,617,188
Xcel Energy                                    85,200                1,550,640
Total                                                               37,748,162

Utilities -- natural gas (2.4%)
El Paso                                       152,600                1,587,040
NiSource                                      618,100               14,080,318
Total                                                               15,667,358

Utilities -- telephone (3.6%)
CenturyTel                                    204,100                7,239,427
MCI                                           523,800               10,559,808
Qwest Communications Intl                   1,226,400(b)             5,445,216
Total                                                               23,244,451

Total common stocks
(Cost: $513,628,139)                                              $638,778,396

Preferred stock (0.1%)
Issuer                                         Shares                 Value(a)

Xerox
  6.25% Cv                                      2,560                 $378,394

Total preferred stock
(Cost: $256,000)                                                      $378,394

Short-term securities (1.8%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (0.7%)
Federal Natl Mtge Assn Disc Nt
  02-16-05                2.33%            $4,400,000               $4,386,673

Commercial paper (1.1%)
Amsterdam Funding
  01-03-05                2.23              2,200,000                2,199,591
ING (US) Funding LLC
  01-11-05                2.27              5,000,000                4,996,532
Total                                                                7,196,123

Total short-term securities
(Cost: $11,583,531)                                                $11,582,796

Total investments in securities
(Cost: $525,467,670)(f)                                           $650,739,586

See accompanying notes to investments in securities.

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2   --   AXP MID CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2004, the value of foreign securities represented 13.5% of net assets.

(d)   At Dec. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $525,468,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $128,075,000
      Unrealized depreciation                                       (2,803,000)
                                                                    ----------
      Net unrealized appreciation                                 $125,272,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3   --   AXP MID CAP VALUE FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6241-80 A (2/05)

                                  AXP(R) MUTUAL

                           A FEEDER FUND INVESTING IN

                               BALANCED PORTFOLIO

                       PORTFOLIO HOLDINGS AT DEC. 31, 2004

Investments in Securities

AXP Balanced Portfolio

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (63.9%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (2.1%)
Boeing                                         34,500               $1,786,065
Empresa Brasileira
  de Aeronautica ADR                          174,700(c)             5,841,968
General Dynamics                               33,700                3,525,020
Lockheed Martin                                70,000                3,888,500
Northrop Grumman                              143,600                7,806,096
United Technologies                            60,900                6,294,015
Total                                                               29,141,664

Automotive & related (0.2%)
General Motors                                 87,200                3,493,232

Banks and savings & loans (6.9%)
Bank of America                               653,272(j)            30,697,250
Bank of New York                              152,400                5,093,208
Commerce Bancorp                               34,200                2,202,480
Investors Financial Services                  100,700                5,032,986
PNC Financial Services Group                   78,700                4,520,528
Regions Financial                             136,900                4,872,271
State Street                                   71,100                3,492,432
US Bancorp                                    280,600                8,788,392
Wachovia                                      196,136               10,316,754
Washington Mutual                             224,000                9,470,720
Wells Fargo & Co                              208,500               12,958,275
Total                                                               97,445,296

Beverages & tobacco (2.5%)
Altria Group                                  320,200               19,564,220
Coca-Cola                                      45,200                1,881,676
Coca-Cola Enterprises                         219,800                4,582,830
PepsiCo                                       173,200                9,041,040
Total                                                               35,069,766

Broker dealers (3.7%)
Franklin Resources                             31,300                2,180,045
JPMorgan Chase & Co                           572,696               22,340,871
Merrill Lynch & Co                            221,900               13,262,963
Morgan Stanley                                252,200               14,002,144
Total                                                               51,786,023

Building materials & construction (0.5%)
American Standard
  Companies                                    70,100(b)             2,896,532
Masco                                         106,200                3,879,486
Total                                                                6,776,018

Cable (1.5%)
Comcast Cl A                                  132,357(b)             4,404,841
Comcast Special Cl A                          156,500(b)             5,139,460
EchoStar Communications
  Cl A                                        107,300                3,566,652
NTL                                           105,747(b)             7,715,301
Total                                                               20,826,254

Cellular telecommunications (1.1%)
China Unicom                                1,204,000(c)               952,715
Nextel Communications Cl A                    281,800(b)             8,454,000
Vodafone Group ADR                            232,000(c)             6,352,160
Total                                                               15,758,875

Chemicals (1.8%)
Dow Chemical                                  273,800               13,555,838
Eastman Chemical                               51,500                2,973,095
Lyondell Chemical                             206,600                5,974,872
RPM Intl                                      104,600                2,056,436
Total                                                               24,560,241

Computer hardware (1.3%)
Cisco Systems                                 141,200(b)             2,725,160
Dell                                          129,000(b)             5,436,060
EMC                                            86,600(b)             1,287,742
Hewlett-Packard                               396,900                8,322,993
Total                                                               17,771,955

Computer software & services (1.5%)
Affiliated Computer Services
  Cl A                                         90,400(b)             5,441,176
Cadence Design Systems                        197,500(b)             2,727,475
Intl Business Machines                         78,800                7,768,104
Microsoft                                     158,400                4,230,864
VERITAS Software                               49,700(b)             1,418,935
Total                                                               21,586,554

Electronics (0.7%)
Broadcom Cl A                                  32,100(b)             1,036,188
Credence Systems                               98,800(b)               904,020
Cypress Semiconductor                         175,700(b)             2,060,961
Freescale Semiconductor
  Cl B                                         20,481(b)               376,031
Intel                                         165,250                3,865,198
Texas Instruments                              72,600                1,787,412
Total                                                               10,029,810

Energy (6.0%)
Anadarko Petroleum                            115,200                7,466,112
BP ADR                                        123,700(c)             7,224,080
ChevronTexaco                                 299,800               15,742,498
ConocoPhillips                                212,300               18,434,009
Devon Energy                                   92,200                3,588,424
Exxon Mobil                                   492,400               25,240,423
Newfield Exploration                           72,400(b)             4,275,220
Royal Dutch Petroleum                          37,600(c)             2,157,488
Total                                                               84,128,254

Energy equipment & services (1.2%)
Cooper Cameron                                 89,900(b)             4,837,519
Schlumberger                                   29,100                1,948,245
Transocean                                     90,800(b)             3,849,012
Weatherford Intl                              116,300(b)             5,966,190
Total                                                               16,600,966

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Finance companies (2.7%)
Citigroup                                     773,600              $37,272,048

Financial services (3.4%)
Capital One Financial                          81,600                6,871,536
Countrywide Financial                         276,800               10,244,368
Fannie Mae                                    178,100               12,682,501
Freddie Mac                                   198,200               14,607,340
MBNA                                          110,500                3,114,995
Total                                                               47,520,740

Food (1.0%)
General Mills                                  88,700                4,409,277
Hain Celestial Group                           46,900(b)               969,423
HJ Heinz                                      157,900                6,156,521
Sara Lee                                       95,500                2,305,370
Total                                                               13,840,591

Furniture & appliances (0.1%)
Leggett & Platt                                35,900                1,020,637

Health care products (2.9%)
Baxter Intl                                    75,200                2,597,408
Biogen Idec                                    57,700(b)             3,843,397
Bristol-Myers Squibb                           95,700                2,451,834
GlaxoSmithKline ADR                            44,100(c)             2,089,899
Guidant                                        12,800                  922,880
Johnson & Johnson                              70,000                4,439,400
Medco Health Solutions                         88,285(b)             3,672,656
Merck & Co                                    157,700                5,068,478
Novartis ADR                                   61,200(c)             3,093,048
Pfizer                                        275,650                7,412,229
Schering Plough                               121,700                2,541,096
Wyeth                                          45,900                1,954,881
Total                                                               40,087,206

Health care services (1.3%)
Cardinal Health                                32,500                1,889,875
HCA                                           172,300                6,885,108
Hospira                                        70,900(b)             2,375,150
Lincare Holdings                               81,500(b)             3,475,975
Tenet Healthcare                              311,300(b)             3,418,074
Total                                                               18,044,182

Household products (1.2%)
Avon Products                                  35,500                1,373,850
Colgate-Palmolive                             217,700               11,137,532
Gillette                                       21,600                  967,248
Procter & Gamble                               59,800                3,293,784
Total                                                               16,772,414

Insurance (4.2%)
ACE                                           219,300(c)             9,375,075
Allstate                                      107,600                5,565,072
American Intl Group                           243,600               15,997,212
Assurant                                       27,950                  853,873
Chubb                                         102,100                7,851,490
CIGNA                                          29,600                2,414,472
Endurance Specialty Holdings                  137,100(c)             4,688,820
First American                                 67,900                2,386,006
Hartford Financial Services
  Group                                        28,800                1,996,128
Montpelier Re Holdings                         36,500(c)             1,403,425
Prudential Financial                           86,600                4,759,536
Willis Group Holdings                          55,500(c)             2,284,935
Total                                                               59,576,044

Leisure time & entertainment (1.1%)
Blockbuster Cl A                               13,529                  129,067
Blockbuster Cl B                               13,529                  119,191
Mattel                                        251,600                4,903,684
Multimedia Games                               37,600(b)               592,576
Viacom Cl B                                   273,446                9,950,700
Total                                                               15,695,218

Machinery (0.5%)
AGCO                                           45,475(b)               995,448
Caterpillar                                    27,900                2,720,529
Illinois Tool Works                            16,200                1,501,416
Ingersoll-Rand Cl A                            19,750(c)             1,585,925
Total                                                                6,803,318

Media (3.3%)
Cendant                                       339,400                7,935,172
EW Scripps Cl A                                46,600                2,249,848
IAC/InterActiveCorp                            66,700(b)             1,842,254
Liberty Media Cl A                            857,400(b)             9,414,252
Liberty Media Intl Cl A                        51,444(b)             2,378,256
Reader's Digest Assn                           52,750                  733,753
Time Warner                                   261,200(b)             5,077,728
Tribune                                       101,800                4,289,852
Walt Disney                                   447,900               12,451,620
Total                                                               46,372,735

Metals (0.3%)
Alcan                                          51,800(c)             2,540,272
Alcoa                                          71,800                2,255,956
Total                                                                4,796,228

Multi-industry (1.2%)
General Electric                              185,200                6,759,800
ITT Inds                                       14,450                1,220,303
Tyco Intl                                     232,900(c)             8,323,846
Total                                                               16,303,949

Paper & packaging (1.4%)
Avery Dennison                                 35,500                2,128,935
Bowater                                        86,500                3,803,405
Intl Paper                                    133,400                5,602,800
Temple-Inland                                  66,200                4,528,080
Weyerhaeuser                                   42,800                2,877,016
Total                                                               18,940,236

Real estate investment trust (0.5%)
Apartment Investment &
  Management Cl A                              49,500                1,907,730
Equity Office Properties
  Trust                                       173,900                5,063,968
Total                                                                6,971,698

Restaurants (0.3%)
Domino's Pizza                                122,900                2,187,620
Krispy Kreme Doughnuts                         73,600(b,n)             927,360
McDonald's                                     37,100                1,189,426
Total                                                                4,304,406

Retail -- drugstores (0.1%)
CVS                                            41,800                1,883,926

Retail -- general (1.4%)
Dollar General                                 46,600                  967,882
Dollar Tree Stores                             33,500(b)               960,780
Home Depot                                    109,200                4,667,208
Sonic Automotive                              120,700                2,993,360
Target                                        116,400                6,044,652
Wal-Mart Stores                                83,100                4,389,342
Total                                                               20,023,224

Telecom equipment & services (0.9%)
Motorola                                      270,400                4,650,880
Nokia ADR                                     474,100(c)             7,429,147
Total                                                               12,080,027

Utilities -- electric (2.4%)
Dominion Resources                            109,500                7,417,530
Entergy                                        87,000                5,880,330
Exelon                                        179,200                7,897,344
FPL Group                                      33,000                2,466,750
PPL                                            55,300                2,946,384
Southern                                      174,800                5,859,296
Xcel Energy                                    85,000                1,547,000
Total                                                               34,014,634

Utilities -- natural gas (0.2%)
ONEOK                                         107,600                3,057,992

Utilities -- telephone (2.6%)
BellSouth                                     239,500                6,655,705
Citizens Communications                        66,500                  917,035
KT ADR                                        109,750(c)             2,393,648
SBC Communications                            418,000               10,771,860
Sprint                                        146,800                3,647,980
Verizon Communications                        285,700               11,573,707
Total                                                               35,959,935

Total common stocks
(Cost: $749,005,377)                                              $896,316,296

Bonds (35.0%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Foreign government (0.2%)
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38%            $2,470,000(c)            $2,735,525

U.S. government obligations & agencies (9.7%) Federal Home Loan Bank
   09-22-05               2.13              3,625,000                3,606,792
   05-22-06               2.88              7,770,000                7,745,167
   12-17-07               3.25              1,355,000                1,344,296

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. government obligations & agencies (cont.)
Federal Home Loan Mtge Corp
   07-15-06               5.50%            $4,000,000               $4,139,424
   07-15-09               4.25              5,250,000                5,342,748
   01-15-12               5.75              8,925,000                9,723,056
   07-15-13               4.50             12,660,000               12,673,926
U.S. Treasury
   11-15-06               3.50             11,845,000               11,944,948
   05-15-07               4.38              7,990,000                8,211,906
   11-15-07               3.00              5,400,000                5,366,671
   12-15-09               3.50              4,410,000                4,388,638
   11-15-14               4.25              6,180,000(n)             6,196,173
   08-15-23               6.25             31,580,000               36,972,032
   02-15-26               6.00             15,494,000               17,748,501
   02-15-31               5.38                995,000                1,075,921
Total                                                              136,480,199

Commercial mortgage-backed(f)/
Asset-backed securities (3.7%)
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85              1,000,000(d,i)           1,005,831
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                650,000(i)               644,313
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                700,000(i)               690,484
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                700,000                  706,321
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A5
   07-11-42               4.98              1,000,000                1,007,740
  Series 2004-PWR6 Cl A6
   11-11-41               4.83                900,000                  898,605
  Series 2004-T16 Cl A3
   02-13-46               4.03                600,000                  598,069
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              3,369,283(d)             3,424,080
Centex Home Equity
  Series 2004-A Cl AF3
   04-25-28               3.26                500,000                  492,316
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               2.62              1,000,000(d,m)           1,001,430
  Series 2004-LB3A Cl A2
   07-10-37               4.71              1,100,000                1,126,400
  Series 2004-LB3A Cl A3
   07-10-37               5.09              1,000,000                1,035,525
  Series 2004-LB3A Cl A5
   07-10-37               5.28              1,175,000(m)             1,226,171
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,000,000                  984,672
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              1,100,000                1,095,864
  Series 2004-C3 Cl A2
   07-10-39               4.43              1,200,000                1,215,186
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A5
   12-10-41               4.86              1,000,000                  999,609
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76              2,300,000                2,351,169
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37               4.39              1,100,034                1,107,998
  Series 2003-CB6 Cl A2
   07-12-37               5.26                800,000                  832,302
  Series 2004-CBX Cl A3
   01-12-37               4.18                550,000                  550,654
  Series 2004-CBX Cl A5
   01-12-37               4.65                750,000                  751,856
  Series 2004-CBX Cl A6
   01-12-37               4.90              1,000,000                1,003,558
  Series 2004-PNC1 Cl A2
   06-12-41               4.56              1,200,000                1,223,463
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              1,035,000                1,091,624
  Series 2002-C4 Cl A4
   09-15-26               4.56              1,000,000                1,010,432
  Series 2002-C8 Cl A3
   11-15-27               4.83                440,000                  448,417
  Series 2003-C3 Cl A2
   05-15-27               3.09              2,200,000                2,144,504
  Series 2003-C8 Cl A2
   11-15-27               4.21              1,540,000                1,551,304
  Series 2004-C2 Cl A2
   03-15-29               3.25              1,560,000                1,512,779
  Series 2004-C4 Cl A2
   06-15-29               4.57              1,000,000                1,019,020
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,200,000                1,200,456
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,000,000                  992,350
  Series 2004-C8 Cl A2
   12-15-29               4.20              1,100,000                1,102,519
  Series 2004-C8 Cl A6
   12-15-29               4.80              1,300,000                1,299,475
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                700,000(i)               699,150
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.31                750,000(d,m)             744,141
  Series 2004-2 Cl M
   10-20-10               2.80                500,000(m)               500,265
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                800,000                  793,218
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              1,780,674                1,712,187
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              1,430,000                1,431,207
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39               5.98                830,000                  902,579
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                450,000                  447,399
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                350,000                  346,523
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                771,032(i)               775,049
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
   02-20-10               4.50              3,335,000(i)             3,377,839
  Series 2004-3 Cl A3
   03-17-09               3.30                800,000                  797,752
Total                                                               51,873,805

Mortgage-backed securities (13.9%)(f,l)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29              1,139,103(g)             1,156,434
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              1,259,988                1,291,714
Bank of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.05                522,411(g)               493,830
  Series 2004-F Cl B1
   07-25-34               4.16                896,152(g)               865,746
Collateralized Mtge Obligation Trust
   12-20-14               9.95                292,708                  293,073
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                898,792                  897,799
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67                599,639(g)               596,485
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.45                622,511(g)               612,128
Federal Home Loan Mtge Corp
   07-01-08               6.75                 19,563                   20,294
   01-01-11               6.50              1,485,504                1,574,878
   07-01-17               7.00              2,579,047                2,734,080
   12-01-17               5.50              1,924,297                1,989,976
   05-01-18               5.50                703,723                  727,482
   08-01-18               5.00              1,047,899                1,065,460
   10-01-18               5.00              2,536,206                2,581,517
   10-01-31               6.00              2,118,916                2,191,888
   04-01-32               6.00              1,323,237                1,368,807
   06-01-32               7.00              1,740,328                1,853,062
   07-01-32               7.00              2,580,141                2,734,550
   04-01-33               6.00              4,875,151                5,071,350
   06-01-33               5.50              2,585,373                2,628,848
   09-01-33               4.56              1,429,330(g)             1,423,098
   08-01-34               5.20              1,362,331(g)             1,374,365

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp (cont.)
  Collateralized Mtge Obligation
   02-15-27               5.00%            $1,600,000               $1,636,334
   10-15-27               5.00              3,750,000                3,830,242
   06-15-28               5.00              2,325,000                2,374,953
   11-15-28               4.50              1,031,861                1,040,574
   02-15-33               5.50              1,488,398                1,534,082
   07-25-43               7.00                939,529                  994,727
  Interest Only
   02-15-14               5.00                670,793(k)                50,061
   10-15-22               5.50              2,383,287(k)               182,039
  Trust Series Z
   11-15-23               6.50                 42,058(h)                45,758
   01-15-33               5.00                457,315(h)               449,660
Federal Natl Mtge Assn
   11-01-12               4.84                672,469                  681,830
   01-01-13               4.92                502,275                  514,593
   02-01-13               4.83                892,045                  908,857
   10-01-13               5.11                394,279                  408,335
   01-01-17               5.57              1,450,000                1,540,795
   03-01-17               6.50              1,449,631                1,537,481
   09-01-17               6.00              3,542,982                3,714,721
   02-01-18               5.50              1,466,755                1,521,210
   03-01-18               5.50                815,769                  848,543
   04-01-18               4.50              2,310,679                2,308,527
   04-01-18               5.50              1,521,273                1,580,439
   05-01-18               6.00              2,440,433                2,561,311
   06-01-18               4.50                972,671                  971,765
   06-01-18               5.00              2,964,607                3,019,609
   07-01-18               4.50              2,695,857                2,696,377
   08-01-18               5.50              1,681,750                1,744,006
   01-01-19               5.00              1,791,685                1,827,689
   02-01-19               5.00              2,297,425                2,336,394
   01-01-20               6.00              4,500,000(e)             4,713,750
   07-01-23               5.00              1,256,152                1,262,407
   07-01-23               5.50              2,196,969                2,247,421
   09-01-23               5.50              2,000,180                2,046,113
   10-01-23               5.50              1,754,053                1,793,174
   06-01-24               9.00                474,502                  526,701
   08-01-25               7.50                830,720                  892,833
   07-01-28               5.50                989,001                1,008,178
   11-01-28               5.50              1,754,165                1,788,178
   04-01-29               5.00              3,881,677                3,860,437
   06-01-31               7.00              1,876,000                1,995,352
   03-01-32               7.50                471,980                  505,700
   06-01-32               7.50                618,013                  661,664
   07-01-32               6.50                384,882                  405,343
   08-01-32               7.00                264,871                  280,874
   09-01-32               6.50              1,990,688                2,096,436
   10-01-32               5.50              3,199,940                3,253,496
   11-01-32               6.00              2,137,966                2,220,997
   01-01-33               6.00              3,279,431                3,401,421
   02-01-33               6.50              1,151,283                1,208,410
   03-01-33               5.50              2,564,141                2,611,822
   04-01-33               5.50              2,275,284                2,311,874
   04-01-33               6.00              4,874,504                5,063,181
   05-01-33               5.50              1,644,830                1,673,104
   07-01-33               5.00              2,411,372                2,397,227
   07-01-33               5.50              2,834,044                2,884,398
   12-01-33               5.00              2,253,542                2,240,323
   12-01-33               6.50              1,855,708                1,957,114
   01-01-34               6.50              2,569,570                2,713,231
   03-01-34               5.00              7,502,932                7,458,919
   09-01-34               4.85              3,431,870(g)             3,482,831
   12-01-34               4.40              1,050,000(g)             1,055,250
   12-01-34               6.50              1,882,715                1,975,048
   01-01-35               6.00              1,000,000(e)             1,033,440
   01-01-35               6.50                870,000(e)               912,141
  Collateralized Mtge Obligation
   05-25-16               4.00              1,500,000                1,504,688
   07-25-26               5.50              6,106,500                6,309,124
   12-25-26               8.00                877,523                  942,761
   06-25-44               7.50                962,664                1,034,491
  Interest Only
   12-25-12               5.00                627,002(k)                32,525
   12-25-31               5.50                840,847(k)               151,508
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46              1,210,796                1,235,302
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25              2,638,212                2,734,074
Govt Natl Mtge Assn
   07-15-33               5.00              1,554,565                1,557,920
   10-15-33               5.00              1,609,553                1,612,208
   10-15-33               5.50              1,688,003                1,725,655
   03-20-34               6.50                739,774                  779,145
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               6.00                432,247(k)                48,786
   08-20-32               6.00              1,874,095(k)               316,323
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                931,405                  956,952
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39                791,710(g)               774,574
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.44                769,354(g)               763,868
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00              1,876,001                1,924,214
  Series 2004-7 Cl 8A1
   08-25-19               5.00              2,723,970                2,742,847
  Series 2004-8 Cl 7A1
   09-25-19               5.00              1,328,483                1,338,752
  Series 2005-1 Cl A1
   01-25-35               6.00              2,000,000(e)             2,053,750
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94                996,354(g)             1,000,977
  Series 2004-5 Cl B1
   05-25-34               4.63                698,874(g)               693,709
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              3,164,954                3,184,635
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              1,697,828                1,682,005
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              3,266,372                3,390,162
Total                                                              194,837,519

Aerospace & defense (--%)
L-3 Communications
   06-15-12               7.63                250,000                  271,875
   07-15-13               6.13                 80,000                   82,600
Total                                                                  354,475

Automotive & related (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50                595,000                  645,182
Ford Motor
   02-01-29               6.38              1,240,000                1,115,921
Total                                                                1,761,103

Banks and savings & loans (0.9%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                670,000                  666,570
US Bank NA Minnesota
   08-01-11               6.38                350,000                  388,694
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80              1,235,000                1,227,257
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                390,000                  438,887
   08-15-14               5.65              5,075,000                5,259,628
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              2,925,000                3,252,786
World Savings Bank
   12-15-09               4.13              1,405,000                1,405,261
Total                                                               12,639,083

Beverages & tobacco (--%)
Cott Beverages
  12-15-11                8.00                170,000                  185,088

Building materials & construction (--%)
Associated Materials
   04-15-12               9.75                 90,000                  100,800
Louisiana-Pacific
  Sr Nts
   08-15-10               8.88                165,000                  197,175
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                105,000                  113,400
Total                                                                  411,375

Cable (0.5%)
Comcast
   03-15-11               5.50              4,700,000                4,965,831
Comcast Cable Communications
   11-15-08               6.20                645,000                  696,533

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Cable (cont.)
CSC Holdings
  Sr Nts
   12-15-07               7.88%              $150,000                 $160,875
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                150,000                  168,188
Echostar DBS
   10-01-14               6.63                105,000(d)               106,313
  Sr Nts
   10-01-08               5.75                100,000                  101,250
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                305,000(c)               336,263
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                150,000(c)               155,063
Total                                                                6,690,316

Cellular telecommunications (0.1%)
Nextel Communications
  Sr Nts
   10-31-13               6.88                335,000                  365,988
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-12               7.25                 30,000(c,d)              31,800
US Cellular
  Sr Nts
   12-15-33               6.70                960,000                  994,580
Total                                                                1,392,368

Chemicals (0.1%)
Airgas
   10-01-11               9.13                150,000                  166,875
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                 75,000(c,d)              84,563
Compass Minerals Group
   08-15-11              10.00                160,000                  180,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13                270,000                  291,599
Lubrizol
  Sr Nts
   10-01-09               4.63                240,000                  239,630
MacDermid
   07-15-11               9.13                105,000                  116,550
Total                                                                1,079,217

Energy (0.1%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                 10,000                   10,925
   08-15-14               7.00                155,000                  165,075
   01-15-16               6.88                 30,000                   31,425
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                260,000                  261,300
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                520,000                  585,000
Peabody Energy
  Series B
   03-15-13               6.88                375,000                  405,938
Total                                                                1,459,663

Energy equipment & services (0.3%)
Grant Prideco Escrow
   12-15-09               9.00                150,000                  166,125
Halliburton
   10-15-10               5.50              3,390,000                3,570,612
Key Energy Services
  Series C
   03-01-08               8.38                160,000                  167,600
Pride Intl
  Sr Nts
   07-15-14               7.38                 85,000                   92,863
Total                                                                3,997,200

Finance companies (0.5%)
Citigroup
   12-11-34               5.85                640,000                  658,344
  Sub Nts
   09-15-14               5.00              4,230,000(d)             4,250,406
GMAC
   09-15-11               6.88              2,105,000                2,157,189
Total                                                                7,065,939

Financial services (0.6%)
KFW Intl Finance
   10-17-05               2.50              3,225,000                3,210,697
Pricoa Global Funding I
   06-15-08               4.35              1,495,000(d)             1,518,651
   01-15-10               4.20              3,600,000(d)             3,595,824
Total                                                                8,325,172

Food (--%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                150,000(c)               168,750

Health care services (0.3%)
Cardinal Health
   06-15-15               4.00              3,150,000                2,806,073
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                 55,000(d)                55,413
HCA
  Sr Nts
   03-15-14               5.75                360,000                  348,740
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                270,000                  282,825
Triad Hospitals
  Sr Nts
   05-15-12               7.00                175,000                  184,188
Total                                                                3,677,239

Home building (0.1%)
DR Horton
   12-01-07               7.50                100,000                  108,375
   01-15-09               5.00                270,000                  272,025
   07-01-13               5.88                200,000                  202,500
Meritage Homes
   06-01-11               9.75                150,000                  165,750
Total                                                                  748,650

Household products (--%)
Church & Dwight
  Sr Sub Nts
   12-15-12               6.00                 60,000(d)                61,050

Industrial services (--%)
Allied Waste North America
   04-15-11               6.38                135,000                  130,613

Insurance (0.5%)
ASIF Global Financing XIX
   01-17-13               4.90              6,940,000(d)             7,057,841

Leisure time & entertainment (0.1%)
Time Warner
   05-15-29               6.63              1,385,000                1,492,353

Lodging & gaming (0.1%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                 65,000                   70,931
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                400,000                  462,000
Hilton Hotels
   12-01-12               7.63                290,000                  337,850
MGM Mirage
   10-01-09               6.00                150,000                  154,500
  Sr Nts
   02-27-14               5.88                 70,000                   68,950
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                105,000                  113,925
Station Casinos
  Sr Nts
   04-01-12               6.00                180,000                  183,375
Total                                                                1,391,531

Machinery (--%)
Joy Global
  Series B
   03-15-12               8.75                125,000                  140,000

Media (0.4%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                 75,000(c)                82,313
Dex Media East LLC/Finance
   11-15-09               9.88                100,000                  113,875
  Sr Nts Series B
   08-15-10               8.50                 55,000                   61,188

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media (cont.)
Emmis Operating
   05-15-12               6.88%              $125,000                 $130,781
Gray Television
   12-15-11               9.25                200,000                  224,000
Lamar Media
   01-01-13               7.25                240,000                  259,200
News America
   12-15-14               5.30              3,840,000(d)             3,885,307
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                 35,000(c)                39,988
Radio One
  Series B
   07-01-11               8.88                300,000                  326,625
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                275,000(c)               300,094
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                200,000                  214,000
Total                                                                5,637,371

Metals (--%)
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                125,000(c)               126,875

Multi-industry (--%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                425,000(c)               476,335

Paper & packaging (0.2%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-12               7.25                 95,000(c,d)              96,663
Ball
   12-15-12               6.88                185,000                  198,875
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                140,000(d)               148,050
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                 95,000(c)               100,700
Domtar
  (U.S. Dollar)
   12-01-13               5.38              1,420,000(c)             1,405,882
Georgia-Pacific
   02-01-10               8.88                245,000                  285,119
  Sr Nts
   07-15-08               7.38                140,000                  152,250
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                 80,000                   87,400
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                190,000(c)               199,975
Owens-Illinois Glass Container
   05-15-11               7.75                200,000                  216,500
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                180,000                  187,200
Stone Container
  Sr Nts
   07-01-12               8.38                100,000                  108,750
Total                                                                3,187,364

Real estate (0.1%)
Archstone-Smith Operating Trust
   08-15-14               5.63              1,250,000                1,298,640
Camden Property Trust
   01-15-10               4.38                630,000                  627,988
Host Marriott LP
  Sr Nts
   08-15-12               7.00                130,000(d)               137,475
Total                                                                2,064,103

Retail -- general (0.1%)
May Department Stores
   07-15-14               5.75                590,000                  606,332
William Carter
  Series B
   08-15-11              10.88                115,000                  128,800
Total                                                                  735,132

Telecom equipment & services (0.6%)
Qwest
   03-15-12               9.13                140,000(d)               161,700
Sprint Capital
   11-15-28               6.88              3,695,000                4,045,238
TELUS
  (U.S. Dollar)
   06-01-11               8.00              3,250,000(c)             3,851,510
Total                                                                8,058,448

Textiles & apparel (0.2%)
Jones Apparel Group
   11-15-09               4.25                695,000(d)               692,564
   11-15-14               5.13              1,670,000(d)             1,655,277
Total                                                                2,347,841

Utilities -- electric (0.7%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                240,000                  250,931
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              1,065,000(d)             1,084,511
DPL
  Sr Nts
   09-01-11               6.88                240,000                  262,112
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                210,000                  223,679
FirstEnergy
  Series B
   11-15-11               6.45                540,000                  585,808
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                390,000(d)               422,085
IPALCO Enterprises
   11-14-08               8.38                500,000                  562,500
   11-14-11               8.63                135,000                  151,200
Metropolitan Edison
   03-15-13               4.95              1,350,000                1,350,172
  1st Mtge
   04-01-14               4.88                695,000                  687,362
NorthWestern Energy
   11-01-14               5.88                110,000(d)               112,527
Potomac Edison
  1st Mtge
   11-15-14               5.35                545,000(d)               543,981
Progress Energy
  1st Mtge
   03-01-13               4.80              1,225,000                1,228,700
Reliant Energy
   12-15-14               6.75                 65,000                   65,000
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                 65,000(d)                67,194
TXU
   11-15-14               5.55                935,000(d)               928,838
Westar Energy
  1st Mtge
   07-01-14               6.00              1,185,000                1,273,937
Total                                                                9,800,537

Utilities -- natural gas (0.1%)
ANR Pipeline
   03-15-10               8.88                135,000                  151,200
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                115,000                  125,925
Northwest Pipeline
   03-01-10               8.13                320,000                  354,000
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                125,000                  136,250
Southern Natural Gas
   03-15-10               8.88                175,000                  196,000
Southern Star Central
   08-01-10               8.50                 85,000                   94,138
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                450,000                  493,312
Total                                                                1,550,825

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Utilities -- telephone (0.8%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00%            $3,485,000(c,d)          $3,407,128
Verizon New York
  Series B
   04-01-32               7.38                515,000                  590,734
Verizon Pennsylvania
  Series A
   11-15-11               5.65              6,940,000                7,312,400
Total                                                               11,310,262

Total bonds
(Cost: $486,937,953)                                              $491,451,167

Short-term securities (1.8%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
   02-07-05               2.24%           $10,000,000               $9,976,435
   02-14-05               2.27                800,000                  797,738
   02-16-05               2.21             15,000,000               14,956,798

Total short-term securities
(Cost: $25,730,764)                                                $25,730,971

Total investments in securities
(Cost: $1,261,674,094)(p)                                       $1,413,498,434

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Dec. 31, 2004, the value of foreign securities represented 5.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2004, the value of these securities amounted to $36,280,643 or 2.6% of net assets.

(e) At Dec. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,735,562.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC    --    American Municipal Bond Association Corporation

      FSA      --    Financial Security Assurance

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Sale contracts
      U.S. Treasury Notes, March 2005, 5-year                      $ 1,400,000
      U.S. Treasury Notes, March 2005, 10-year                      34,000,000
      U.S. Long Bond, March 2005, 20-year                            7,000,000

--------------------------------------------------------------------------------
7   --   AXP MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2004.

(l) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2004:

      Security                  Principal Settlement    Proceeds       Value
                                 amount      date      receivable
      Federal Natl Mtge Assn
         01-01-20 5.00%       $3,025,000    1-19-05    $3,076,520   $3,072,266
         01-01-35 5.00         6,000,000    1-13-05     5,943,750    5,951,250
         01-01-35 5.50         6,850,000    1-13-05     6,912,070    6,952,750

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(n)   At Dec. 31, 2004, security was partially or fully on loan.

(o) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 1.5% of net assets is the Portfolio's cash equivalent position.

(p) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $1,261,674,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $164,160,000
      Unrealized depreciation                                       12,336,000)
                                                                    ----------
      Net unrealized appreciation                                 $151,824,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
8   --   AXP  MUTUAL   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6326-80 A (2/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INVESTMENT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2005